FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets and Liabilities by Categories

		At June 30, 2024				At December 31, 2023
(in millions of Euros)	Notes	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total
Cash and cash equivalents	9	213	—	—	213	202	—	—	202
Trade receivables	10	—	—	578	578	—	—	386	386
Other financial assets		—	24	—	24	—	31	1	32
Total		213	24	578	815	202	31	387	620

		At June 30, 2024				At December 31, 2023
(in millions of Euros)	Notes	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total
Trade payables and fixed asset payables	14	1,140	—	—	1,140	966	—	—	966
Borrowings	15	1,895	—	—	1,895	1,868	—	—	1,868
Other financial liabilities		—	31	10	41	—	35	7	42
Total		3,035	31	10	3,076	2,834	35	7	2,876

Schedule of Other Financial Assets and Other Financial Liabilities Positions

	At June 30, 2024			At December 31, 2023
(in millions of Euros)	Non-current	Current	Total	Non-current	Current	Total
Aluminium and premium derivatives	2	15	17	1	17	18
Other commodity derivatives	—	4	4	—	1	1
Currency commercial derivatives	—	3	3	1	10	11
Currency net debt derivatives	—	—	—	—	2	2
Other financial assets - derivatives	2	22	24	2	30	32

Aluminium and premium derivatives	1	6	7	1	9	10
Energy derivatives	1	6	7	3	9	12
Other commodity derivatives	—	1	1	—	2	2
Currency commercial derivatives	9	17	26	4	14	18
Other financial liabilities - derivatives	11	30	41	8	34	42

Schedule of Derivatives Measured at Fair Value

	At June 30, 2024				At December 31, 2023
(in millions of Euros)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other financial assets - derivatives	15	9	—	24	17	15	—	32
Other financial liabilities - derivatives	6	35	—	41	7	35	—	42